Equity Incentive Plan (Details Textual) $ in Thousands	9 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares			1,480,748
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	$ 3,359		$ 24,599	$ 23,869
Restricted stock amortization		$ 3,359	24,599	23,869
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value			$ 2,249
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3
Allocated Share-based Compensation Expense			$ 31,262
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			1 year 23 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Number of Shares | shares			0
Additional Paid-in Capital
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition			$ 24,599	$ 23,869
After tenth anniversary of plan [Member] | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant | shares			0
Minimum | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years
Period over which share-based compensation is recognized			3 years
Maximum | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			4 years
Period over which share-based compensation is recognized			4 years